Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (81,511)	$ (67,301)	$ (56,400)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,661	1,674	660
Share-based compensation	3,196	2,171	1,377
Capital loss (gain)	(6)	0	325
Issuance of Preferred C-1 Shares to a customer	14,800	0	0
Foreign exchange (gain) loss	(572)	(729)	612
Decrease (increase) in prepaid expenses and other assets	(1,296)	1,231	(2,557)
Increase in trade receivable	(1,485)	(1,060)	(59)
Increase in inventories	(823)	(200)	(1,141)
Increase (decrease) in trade payables	606	(2,255)	7,412
Increase (decrease) in accrued expenses and other liabilities	(820)	(5,566)	7,426
Increase in employees and payroll accruals	2,111	223	1,618
Increase in advances from customers and deferred revenues	1,198	2,587	1,348
Net cash used in operating activities	(61,941)	(69,225)	(39,379)
Cash flows from investing activities:
Purchase of property and equipment	(5,120)	(5,850)	(6,853)
Proceeds from sales of property and equipment	47	0	7
Proceeds from (investment in) bank deposits, net	34,720	(34,720)	47,002
Increase in restricted deposits	(56)	0	0
Net cash provided by (used in) investing activities	29,591	(40,570)	40,156
Cash flows from financing activities:
Proceeds from Issuance of convertible preferred shares, net of issuance expenses	8,934	161,233	0
Proceeds from exercise of options	284	73	10
Proceeds from loan	0	2,020	584
Repayment of loan	(277)	(204)	0
Net cash provided by financing activities	8,941	163,122	594
Effect of exchange rate changes on cash, cash equivalents and restricted cash	748	900	(612)
Increase (decrease) in cash, cash equivalents and restricted cash	(22,661)	54,227	759
Cash, cash equivalents and restricted cash at beginning of the year	73,427	19,200	18,441
Cash, cash equivalents and restricted cash at end of the year	50,766	73,427	19,200
Cash received during the year for:
Interest	553	1,279	493
Cash paid during the year for:
Interest	89	94	29
Income taxes	85	10	28
Non-cash transactions:
Investment in non-marketable equity securities in consideration for property and equipment	64	98	0
Reclassification from property and equipment. net to inventories	512	0	0
Cash, cash equivalents and restricted cash at end of the year
Cash and cash equivalents	49,950	72,792	18,555
Short-term restricted deposits	8	8	8
Restricted deposits	$ 808	$ 627	$ 637